Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Discontinued Operations

NOTE 15

DISCONTINUED OPERATIONS

In December 2014 and August 2015, the company completed the divestitures of its commercial vaccines business and certain vaccines-related R&D programs, respectively. The three months ended March 31, 2015 includes a net after-tax gain of $9 million as a result of a purchase price adjustment related to the December 2014 divestiture of the commercial vaccines business.

As a result of the divestitures, the operations and cash flows of the vaccines business were eliminated from the ongoing operations of the company. The company’s results did not include income from discontinued operations during the three months ended March 31, 2016. Following is a summary of the operating results and gain on the sale of the vaccines business during the three months ended March 31, 2015, which have been reflected as discontinued operations.

	Three months ended March 31,
(in millions)	2016	2015
Net sales	$—	$1
Income from discontinued operations before income taxes, excluding gain on sale	—	1
Gain on sale before income taxes	—	10
Income tax expense	—	(1)

Income from discontinued operations, net of taxes	$—	$10

NOTE 18

DISCONTINUED OPERATIONS

In July 2014, the company entered into an agreement with Pfizer, Inc. to sell its commercial vaccines business and committed to a plan to divest the remainder of its vaccines business, which included certain R&D programs. In December 2014, the company completed the divestiture of the commercial vaccines business and recorded an after-tax gain of $417 million. During 2015, the company recorded a net after-tax gain of $3 million as a result of purchase price adjustments.

In December 2014, the company entered into a separate agreement with Nanotherapeutics, Inc. for the sale of certain vaccines-related R&D programs. The company completed the divestiture in August 2015 and received cash proceeds of approximately $34 million and recorded an after-tax gain of $28 million.

As a result of the divestitures, the operations and cash flows of the vaccines business have been eliminated from the ongoing operations of the company.

Following is a summary of the operating results of the vaccines business, which have been reflected as discontinued operations for the years ended December 31, 2015, 2014 and 2013:

years ended December 31 (in millions)	2015	2014	2013
Net sales	$1	$301	$292
(Loss) income from discontinued operations before income taxes, excluding gain on sale	(4)	150	3
Gain on sale before income taxes	38	466	—
Income tax expense	(6)	(65)	(3)

Income from discontinued operations, net of taxes	$28	$551	$—